Salary Deferral Plans (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Executive Salary Continuation Plan
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Salary deferral compensation liability total	$ 1,825	$ 1,861
Cash surrender value of life insurance, carrying value	4,540	3,791
Face amount of the insurance policies in force	13,523	11,176
Supplemental Employee Retirement Plan Agreement
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Salary deferral compensation liability total	2,491	2,250
Cash surrender value of life insurance, carrying value	26,412	25,684
Face amount of the insurance policies in force	61,202	61,239
Flexible Indexed Annuity Contracts	$ 14,558	$ 10,816